CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues
Net revenues	¥ 441,270	$ 62,151	¥ 183,620	¥ 426,348
Cost of revenues	(147,581)	(20,786)	(94,066)	(254,815)
Gross profit	293,689	41,365	89,554	171,533
Operating expenses
Research and product development	(56,974)	(8,025)	(50,799)	(54,622)
Sales and marketing	(117,706)	(16,579)	(103,617)	(150,493)
General and administrative	(113,221)	(15,947)	(108,935)	(174,021)
Impairment of goodwill	(114,661)	(16,150)	(112,102)	0
Other operating income	7,009	987	75,685	26,064
Total operating expenses	(395,553)	(55,714)	(299,768)	(353,072)
Loss from operations	(101,864)	(14,349)	(210,214)	(181,539)
Other income/(expenses)
Interest and investment income, net	5,689	801	27,181	50,041
Interest expense	(3,525)	(496)	(4,912)	(7,491)
Foreign exchange gains/(losses), net	(6,483)	(913)	(22,210)	7,030
Other income, net	7,107	1,001	6,136	2,895
Loss before income tax expense	(99,076)	(13,956)	(204,019)	(129,064)
Income tax (expense)/benefit	(1,441)	(203)	731	(130)
Equity in income/(loss) of affiliates	(580)	(82)	292	726
Net loss	(101,097)	(14,241)	(202,996)	(128,468)
Net loss attributable to noncontrolling interests	(1,806)	(254)	(9,614)	(6,944)
Net loss attributable to Tuniu Corporation	(99,291)	(13,987)	(193,382)	(121,524)
Net loss	(101,097)	(14,241)	(202,996)	(128,468)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of nil tax	6,435	906	27,160	(3,191)
Comprehensive loss	(94,662)	(13,335)	(175,836)	(131,659)
Comprehensive loss attributable to noncontrolling interests	(1,806)	(254)	(9,614)	(6,944)
Comprehensive loss attributable to Tuniu Corporation	¥ (92,856)	$ (13,081)	¥ (166,222)	¥ (124,715)
Loss per share
Loss per share - basic (in $ or RMB per share) | (per share)	¥ (0.27)	$ (0.04)	¥ (0.52)	¥ (0.33)
Loss per share - diluted | (per share)	¥ (0.27)	$ (0.04)	¥ (0.52)	¥ (0.33)
Weighted average number of ordinary shares used in computing basic loss per share (in shares)	371,453,164	371,453,164	371,208,209	370,874,312
Weighted average number of ordinary shares used in computing diluted loss per share (in shares)	371,453,164	371,453,164	371,208,209	370,874,312
Packaged tours
Revenues
Net revenues	¥ 333,357	$ 46,952	¥ 70,314	¥ 305,333
Others
Revenues
Net revenues	¥ 107,913	$ 15,199	¥ 113,306	¥ 121,015